Operating leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases1 [Abstract]
Non-cancellable Operating Lease Rentals Related to Total Future Aggregate Minimum Lease Payments
Non-cancellable operating lease rentals relate to total future aggregate minimum lease payments and are payable as follows:

	As at December 31, 2019	As at December 31, 2018
	€m	€m
Less than one year	2.1	22.2
Between one and three years	3.6	38.5
Between three and five years	1.9	26.0
More than five years	—	94.9
Total	7.6	181.6